NOTE A—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Property and Equipment
Asset	Cost	Accumulated Depreciation	Book Value	Estimated Life	Estimated Annual Depreciation
Rental Property	$ 988,391	$ 82,141	$ 906,250	27.5	$ 38,800
Leasehold Improvements	$ 126,613	$ 7,899	$ 118,714	27.5	$ 4,700
	$1,115,004	$ 90,040	$1,024,964		$ 43,500

Asset	Cost	Accumulated Depreciation	Book Value	Estimated Life	Estimated Annual Depreciation
Rental Property	$ 942,710	$ 52,301	$ 890,409	27.5	$ 38,800
Leasehold Improvements	$ 114,764	$ 5,463	$ 109,301	27.5	$ 4,700
	$1,057,474	$ 57,764	$999,710		$ 43,500